Related Party Transactions		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Related Party Transactions

Note 6. Related Party Transactions

During the period June 17, 2025 (inception) through June 30, 2025, Inflection Points, an entity under common control, paid $10,423 expenses on behalf of the Company. Inflection Points paid an additional $90,000 of prepaid expenses on behalf of the Company. As of June 30, 2025, $100,423 was included in due to related party in the accompanying consolidated balance sheet.

Additionally, one share of common stock was issued to the CEO of the Company for a nominal amount.

PROCAP FINANCIAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD FROM JUNE 17, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 6. Related Party Transactions

On July 11, 2025, the Company entered into an amended and restated promissory note, pursuant to which Pubco and ProCap BTC, LLC, a related party, will reimburse Inflection Points, a company under common control, for a principal sum of up to $1,000,000. The Promissory note shall bear no interest and is payable on the earlier of May 31, 2026 or the date of which the companies consummate the business combination, as described in Note 5. The amounts paid by Inflection Points were initially recorded as Due to related party prior to the execution of the promissory note agreement. On July 11, 2025, the Company entered into the promissory note agreement, at which time the Due to related party balance was converted to a promissory note payable.

On October 5, 2025, the Company entered into the second amended and restated the promissory note, to increase the allowable principal draws to be up to $2,000,000. As of September 30, 2025, the Company has borrowed a total of $209,097 under the Promissory Note, of which, $108,674 was proceeds from related party promissory note and $100,423 was conversion of due to related party to related party promissory note.

Additionally, one share of common stock was issued to the CEO of the Company for a nominal amount.

COLUMBUS CIRCLE CAPITAL CORP I [Member]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On June 25, 2024, the Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, for which the Company issued 5,750,000 Class B ordinary shares, known as founder shares, to the Sponsor. In December 2024, the Company effected a share dividend of 0.33 shares for each Class B ordinary share outstanding, resulting in the Sponsor holding an aggregate of 7,666,667 founder shares. As a result, the Sponsor paid approximately $0.003 per founder share. Up to 1,000,000 of the founder shares may be surrendered by the Sponsor for no consideration depending on the extent to which the underwriters’ over-allotment is exercised.

The founder shares are designated as Class B ordinary shares and, except as described below, are identical to the Class A ordinary shares included in the units being sold in this offering, and holders of founder shares have the same shareholder rights as public shareholders, except that (i) the founder shares are subject to certain transfer restrictions, as described in more detail below; (ii) the founder shares are entitled to registration rights; (iii) the Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (A) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial Business Combination, (B) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial business combination or to redeem 100% of the public shares if the Company has not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity, (C) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares or private placement shares if the Company fails to complete the initial Business Combination within the completion window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within such time period and to liquidating distributions from assets outside the Trust Account and (D) vote any founder shares and private placement shares held by them and any public shares purchased during or after this offering (including in open market and privately negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the Business Combination transaction) in favor of the initial Business Combination; (iv) the founder shares are automatically convertible into Class A ordinary shares in connection with the consummation of the initial Business Combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment as described herein and in the Company’s amended and restated memorandum and articles of association; and (v) prior to the closing of the initial Business Combination, only holders of the Class B ordinary shares will be entitled to vote on the appointment and removal of directors or continuing the Company in a jurisdiction outside the Cayman Islands (including any special resolution required to amend constitutional documents or to adopt new constitutional documents, in each case, as a result of the Company’s approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands).

Columbus Circle Capital Corp I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024

Note 5 — Related Party Transactions (cont.)

Promissory Note — Related Party

The Sponsor has agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the Proposed Public Offering. The loan is non-interest bearing, unsecured and due at the earlier of June 30, 2025 or the closing of the Proposed Public Offering. The loan will be repaid out of the $1,155,000 of offering proceeds that has been allocated to the payment of offering expenses. As of December 31, 2024, the Company had borrowed $42,444 under the promissory note.

Administrative Services Agreement

Commencing on the effective date of the Proposed Public Offering, the Company will enter into an agreement with an affiliate of the Sponsor to pay an aggregate of $10,000 per month for office space, utilities, and secretarial and administrative support. These monthly fees will cease upon the completion of the initial Business Combination or the liquidation of the Company.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. As of December 31, 2024, no such Working Capital Loans were outstanding.

Note 5 - Related Party Transactions

Founder Shares

On June 25, 2024, the Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, for which the Company issued 5,750,000 Class B ordinary shares (“Founder Shares”) to the Sponsor. In December 2024, the Company effected a share dividend of 0.33 shares for each Class B ordinary share outstanding, resulting in the Sponsor holding an aggregate of 7,666,667 Founder Shares. In May 2025, the Company issued an additional 766,666 Founder Shares to the Sponsor in a share capitalization, resulting in the Sponsor holding an aggregate of 8,433,333 Founder Shares. As a result, the Sponsor paid approximately $0.003 per Founder Share. Up to 1,100,000 of the Founder Shares were subject to surrender by the Sponsor for no consideration depending on the extent to which the underwriters’ over-allotment is exercised. On May 19, 2025, an aggregate of 100,000 Class B ordinary shares were forfeited by the Sponsor, due to the partial exercise of the over-allotment option and the remaining balance of the over-allotment option being forfeited by the underwriters.

On May 15, 2025, the Sponsor sold membership interests equivalent to an aggregate of 200,000 Class B ordinary shares to four independent director nominees for approximately $0.003 per share. The sale of the Founders Shares to the Company’s independent directors is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 200,000 shares granted to the Company’s directors was $396,000 or $1.98 per share, of which the directors paid $600 or $0.003 per share. As a result, the excess fair value of par value of $395,400 has been recorded as compensation expense on May 1, 2025, the date the shares were granted, as there are no service restrictions. The valuation was derived by multiplying the marketable value per Founder Share by the probability of a successful closing of an initial business combination. As of May 1, 2025, the marketable value per Founder Share was $9.89 and the probability of closing an initial business combination was 20%.

COLUMBUS CIRCLE CAPITAL CORP I

NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2025

The Founder Shares are designated as Class B ordinary shares and, except as described below, are identical to the Class A ordinary shares included in the units sold in the Initial Public Offering, and holders of Founder Shares have the same shareholder rights as Public Shareholders, except that (i) the Founder Shares are subject to certain transfer restrictions, as described in more detail below; (ii) the Founder Shares are entitled to registration rights; (iii) the Sponsor, officers and directors have entered into the Letter Agreement with the Company, pursuant to which they have agreed to (A) waive their redemption rights with respect to their Founder Shares, private placement shares and Public Shares in connection with the completion of the initial Business Combination, (B) waive their redemption rights with respect to their Founder Shares, private placement shares and Public Shares in connection with a shareholder vote to approve an amendment to the Amended and Restated Articles to modify the (1) substance or timing of the Company’s obligation to allow redemption in connection with the initial business combination or to redeem 100% of the Public Shares if the Company has not consummated an initial business combination within the Completion Window or (2) any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial Business Combination activity, (C) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares or private placement shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within such time period and to liquidating distributions from assets outside the Trust Account and (D) vote any Founder Shares and private placement shares held by them and any Public Shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the Business Combination transaction) in favor of the initial Business Combination; (iv) the Founder Shares are automatically convertible into Class A ordinary shares in connection with the consummation of the initial Business Combination or earlier at the option of the holder on a one-for-one basis, subject to adjustment as described herein and in the Amended and Restated Articles; and (v) prior to the closing of the initial Business Combination, only holders of the Class B ordinary shares will be entitled to vote on the appointment and removal of directors or continuing the Company in a jurisdiction outside the Cayman Islands (including any special resolution required to amend constitutional documents or to adopt new constitutional documents, in each case, as a result of the Company’s approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands).

Related Party Private Placement

Simultaneously with the closing of the Initial Public Offering, CCM, which is a related party to the Company, purchased an aggregate of 392,000 Private Placement Units at a price of $10.00 per Private Placement Unit.

IPO Promissory Note - Related Party

The Sponsor had agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the Initial Public Offering pursuant to the IPO Promissory Note. The loan was non-interest bearing, unsecured and due at the earlier of June 30, 2025, or the closing of the Initial Public Offering. As of September 30, 2025 and December 31, 2024, the Company owed $0 and $42,444 to the Sponsor pursuant to the IPO Promissory Note. Borrowings under the IPO Promissory Note are no longer available.

Administrative Services Agreement

On May 15, 2025, the Company entered into an agreement with an affiliate of the Sponsor to pay an aggregate of $10,000 per month for office space, utilities, and secretarial and administrative support. These monthly fees will cease upon the completion of the initial Business Combination or the liquidation of the Company. For the three and nine months ended September 30, 2025, the Company incurred and paid $30,000 and $50,000, respectively, in fees for these services. For the period from June 25, 2024 (inception) through September 30, 2024, the Company did not incur any fee for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into private placement units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. As of September 30, 2025, and December 31, 2024, no such Working Capital Loans were outstanding.

COLUMBUS CIRCLE CAPITAL CORP I

NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2025

PROCAP BTC, LLC [Member]
Related Party Transactions

Note 8. Related Party Transactions

As part of the Preferred Equity Subscription Agreements, Inflection Points purchased 850,000 preferred units for $8,500,000, as defined in Note 6.

On June 30, 2025, the Company entered into a promissory note (the “Promissory Note”) with Inflection Points, an entity under common control, for a principal sum of up to $1,000,000. The Promissory note shall bear no interest and is payable on the earlier of May 31, 2026 or the date of which the Company consummates the business combination, as described in Note 6. As of June 30, 2025, the outstanding balance of the Promissory Note is $11,558 as presented on the accompanying balance sheet.

Note 9. Related Party Transactions

As part of the Preferred Equity Subscription Agreements, Inflection Points purchased 850,000 preferred units for $8,500,000, as defined in Note 8.

The amounts paid by Inflection Points were initially recorded as Due to related party prior to the execution of the promissory note agreement. On June 30, 2025, the Company entered a promissory note (the “Promissory Note”) with Inflection Points, an entity under common control, for a principal sum of up to $1,000,000. Upon the execution of the promissory note agreement, the Due to related party balance was then converted to a promissory note payable.

On July 11, 2025, the Company entered into an amended and restated promissory note, to ensure the Company and Pubco are listed as recipients of the funds. On October 5, 2025, the Company entered into the second amended and restated the promissory note, to increase the allowable principal draws to be up to $2,000,000. The Promissory note shall bear no interest and is payable on the earlier of May 31, 2026 or the date of which the Company consummates the business combination, as described in Note 8.

As of September 30, 2025, the outstanding balance of the Promissory Note is $723,192 as presented on the accompanying balance sheet, of which $711,634 was proceeds from related party promissory note and $11,558 was conversion of due to related party to related party promissory note.